As filed with the Securities and Exchange Commission on November 14, 2008

Registration No. 333-151313

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

TCW Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (213) 244-0000

Philip K. Holl, Secretary

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

Copy to:

Douglas P. Dick, Esq.

Dechert LLP

1775 I Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the final tax opinion for the merger of the TCW Equities Fund into the TCW Focused Equities Fund.

TCW Funds, Inc.

PART C

Other Information

Item 15.	Indemnification

Under Article Eighth, Section (9) of the Articles of Incorporation of TCW Funds, Inc. (the “Registrant”), directors and officers of the Registrant will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Registrant’s Bylaws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	Form of Articles of Incorporation. — /1/, /17/

(1)(b)	Form of Articles of Amendment. — /2/, /17/

(1)(c)	Form of Articles Supplementary. — /3/, /17/

PART C-1

(1)(d)	Form of Articles Supplementary. — /4/, /17/

(1)(e)	Form of Articles Supplementary. — /5/, /17/

(1)(f)	Form of Articles of Amendment. — /6/

(1)(g)	Form of Articles of Amendment. — /9/

(1)(h)	Form of Articles of Amendment. — /9/

(1)(i)	Form of Articles Supplementary. — /9/

(1)(j)	Form of Articles Supplementary. — /12/

(1)(k)	Form of Articles Supplementary. — /14/

(1)(l)	Form of Articles of Amendment. — /14/

(1)(m)	Form of Articles Supplementary. — /15/

(1)(n)	Form of Articles of Amendment. — /16/

(1)(o)	Form of Articles of Amendment. — /18/

(1)(p)	Form of Articles of Amendment. — /19/

(1)(q)	Form of Articles Supplementary. — /20/

(1)(r)	Form of Articles of Amendment. — /20/

(1)(s)	Form of Articles of Amendment. — /21/

(1)(t)	Form of Articles Supplementary. — /22/

(1)(u)	Form of Articles Supplementary. — /24/

(1)(v)	Form of Articles Supplementary. — /26/

(1)(w)	Form of Articles of Amendment. — /27/

(1)(x)	Form of Articles Supplementary. — /29/

(1)(y)	Form of Articles of Amendment. — /30/

PART C-2

(1)(z)	Form of Articles of Amendment. — /31/

(1)(aa)	Form of Articles of Amendment. — /32/

(1)(bb)	Form of Articles Supplementary. — /32/

(2)(a)	Bylaws. — /1/, /17/

(2)(b)	Amendment No. 1 to By-laws. — /11/

(2)(c)	Amendment No. 2 to By-laws. — /17/

(2)(d)	Amendment No. 3 to By-laws. — /23/

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization between the Equities Fund and the Focused Equities Fund. — /34/

(5)	No other than as set forth in Exhibits 1 and 2.

(6)(a)	Form of Amended and Restated Investment Advisory and Management Agreement between the Registrant and TCW Funds Management, Inc. — /9/

(6)(b)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.). — /12/

(6)(c)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited. — /7/

(6)(d)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /8/

(6)(e)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /11/

(6)(f)	Form of Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.). — /14/

(6)(g)	Form of Amendment No. 1 to Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company. — /17/

PART C-3

(6)(h)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd. — /19/

(6)(i)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd. — /19/

(6)(j)	Form of Amendment No. 2 to Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company. — /20/

(6)(k)	Form of Amendment No. 3 to Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company. — /22/

(6)(l)	Form of Amendment No. 4 to Investment Advisory and Management Agreement between the Registrant and TCW Investment Management Company. — /26/

(6)(m)	Form of Amendment No. 5 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company - /29/

(6)(n)	Form of Amendment No. 6 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company - /30/

(6)(o)	Form of Amendment No. 7 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company – /33/

(7)(a)	Form of Amended and Restated Distribution Agreement between the Registrant and TCW Brokerage Services. — /9/

(7)(b)	Form of Dealer Agreement. — /21/

(8)	Not Applicable.

(9)(a)	Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company. — /9/

(9)(a)(1)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between the Registrant and Investors Bank and Trust Company. — /17/

(9)(b)	Form of Custodian Agreement between the Registrant and Investors Bank and Trust Company. — /32/

(9)(c)	Form of Delegation Agreement between the Registrant and Investors Bank & Trust Company. — /9/

(10)(a)	Form of the Registrant’s Class N Shares Distribution Plan. — /9/

PART C-4

(10)(b)	Form of Amended and Restated Plan Pursuant to Rule 18f-3. — /17/

(11)	Opinion and Consent of Counsel. — /34/

(12)	Opinion of Counsel supporting tax matters and consequences. — Filed herewith.

(13)(a)	Form of Transfer Agency Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC — /26/

(13)(b)	Form of Administration Agreement between the Registrant and Investors Bank & Trust Company. — /9/

(13)(b)(1)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between the Registrant and Investors Bank & Trust Company. — /16/

(13)(c)	Form of Administration Agreement between the Registrant and Investors Bank & Trust Company. — /32/

(13)(d)	Form of Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. — /9/

(13)(d)(1)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. —/17/

(13)(d)(2)	Form of Amendment Agreement to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. — /32/

(13)(e)	Expense Limitation Letter from TCW Investment Management Company to the Board of Directors. — /35/

(14)	Consent of Deloitte & Touche LLP. — /34/

(15)	None

(16)	Power of Attorney for Marc I. Stern filed herein; other Powers of Attorney. — /35/

(17)	None.

1.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.

PART C-5

2.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.
3.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.
4.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.
5.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.
6.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed April 2, 1998.
7.	Incorporated herein by reference to the Registrant’s Registration Statement filed on December 21, 1995.
8.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.
9.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.
10.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.
11.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.
12.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.
13.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.
14.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.
15.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on June 6, 2001.
16.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on August 27, 2001.
17.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.
18.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on July 12, 2002.
19.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.
20.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.
21.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.
22.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.
23.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.

PART C-6

24.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.
25.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.
26.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.
27.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.
28.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.
29.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.
30.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.
31.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2007.
32.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on October 15, 2007.
33.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on February 29, 2008.
34.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on May 30, 2008.
35.	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14A filed on July 3, 2008.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

PART C-7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and the State of California on the 14th day of November, 2008.

TCW Funds, Inc.

By:	/s/ Philip K. Holl
Philip K. Holl
Secretary

Pursuant to the Requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
*
Patrick C. Haden	Chairman and Director	November 14, 2008

*
Samuel P. Bell	Director	November 14, 2008

*
Thomas E. Larkin, Jr.	Director	November 14, 2008

*
John A. Gavin	Director	November 14, 2008

PART C-8

*
Marc I. Stern	Director	November 14, 2008

*
Richard W. Call	Director	November 14, 2008

*
Matthew K. Fong	Director	November 14, 2008

*
Charles A. Parker	Director	November 14, 2008

/s/ David S. DeVito	Treasurer (Principal Financial and Accounting Officer)	November 14, 2008
David S. DeVito

/s/ Ron Redell	President (Principal Executive Officer) and CEO (Chief Executive Officer)	November 14, 2008
Ron Redell

*By:	/s/ Philip K. Holl
Philip K. Holl Attorney-in-Fact

PART C-9